Cash and Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Cash and Restricted Cash
Cash and Restricted Cash at March 31, 2019 and December 31, 2018 consisted of the following:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Cash on hand	$1,112	$710
Bank balances	98	98
Restricted cash (non-current)	248,706	195,339
	$249,916	$196,147

Cash and Restricted Cash at December 31, 2018 and December 31, 2017 consisted of the following:

	As at	As at
	December 31, 2018	December 31, 2017

Cash on hand	$710	$3,193
Bank balances	98	3,805
Restricted cash (non-current)	195,339	143,153
	$196,147	$150,151